Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000005467 | SAP
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000005467 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005467 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000005467 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005467 | Novartis
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000005467 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005467 | Novo Nordisk
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000005467 | HSBC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005467 | Shell
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000005467 | Toyota Motor
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000005467 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000005467 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000005467 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000005467 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000005467 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000005467 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000005467 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000005467 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005467 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005467 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000224348 | SAP
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000224348 | Nestle
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000224348 | ASML Holding
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000224348 | Roche Holding
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224348 | Novartis
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000224348 | AstraZeneca
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224348 | Novo Nordisk
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000224348 | HSBC Holdings
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224348 | Shell
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000224348 | Toyota Motor
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000224348 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C000224348 | Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000224348 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000224348 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000224348 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000224348 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000224348 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000224348 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000224348 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000224348 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	6.80%